PROPERTY AND EQUIPMENT (Details)	12 Months Ended
Dec. 31, 2020 USD ($)
Property and equipment, gross	$ 47,725
Accumulated depreciation	(7,340)
Net property and equipment disposed	(40,385)
Property and equipment, net	0
Robotics and testing equipment [Member]
Property and equipment, gross	46,200
Office furniture and equipment [Member]
Property and equipment, gross	$ 1,525